Lease liabilities (Details) - USD ($)	1 Months Ended
	Feb. 14, 2020	Dec. 31, 2021
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block] [Abstract]
Common stock share (in Shares)	164,000
Equipment expense	$ 2,760,000
Leasehold improvements	1,040,000
Intangible assets	1,680,000
Lease liabilities	2,588,107
Share capital	$ 5,480,000
Lease liability percentage	10.00%
Long-term lease		$ 2,300,000